Putnam Ultra Short Duration Income Fund
The fund's portfolio
4/30/23 (Unaudited)

CORPORATE BONDS AND NOTES (66.6%)(a)
	Principal amount	Value
Banking (35.7%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.336%, 2/18/25 (United Kingdom)	$28,032,000	$27,853,422
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	46,914,000	46,919,085
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	5,400,000	5,383,278
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	28,200,000	27,661,626
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	46,963,000	46,873,421
Bank of America Corp. sr. unsec. FRN Ser. GMTN, (ICE LIBOR USD 3 Month + 0.96%), 6.233%, 7/23/24	11,340,000	11,341,564
Bank of America Corp. sr. unsec. FRN Ser. MTN, (Bloomberg 3 Month Short Term Bank Yield Index + 0.43%), 5.272%, 5/28/24	71,000,000	70,820,370
Bank of America Corp. sr. unsec. FRN Ser. MTN, 0.81%, 10/24/24	12,012,000	11,732,826
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	4,690,000	4,596,417
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.093%, 10/1/25	12,834,000	12,383,386
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index + 0.47%), 5.302%, 1/10/25 (Canada)	46,935,000	46,486,667
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.71%), 5.502%, 3/8/24 (Canada)	37,475,000	37,385,904
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.157%, 7/9/24 (Canada)	37,695,000	37,467,959
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.458%, 4/25/25	51,384,000	51,329,203
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.038%, 10/25/24	34,593,000	34,227,691
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR Compounded Index + 0.45%), 5.282%, 4/15/24 (Canada)	74,000,000	73,681,150
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	5,484,000	5,484,000
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 5.219%, 7/31/24 (Canada)	46,700,000	46,431,419
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.26%), 5.072%, 9/15/23 (Canada)	22,930,000	22,906,881
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.96%), 6.21%, 7/20/23 (France)	7,635,000	7,641,636
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.105%, 2/4/25 (France)	70,375,000	69,544,723
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 3.75%, 7/20/23 (France)	21,709,000	21,617,075
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	35,500,000	34,119,433
Barclays PLC sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.38%), 6.252%, 5/16/24 (United Kingdom)	61,379,000	61,377,357
Barclays PLC sr. unsec. unsub. FRN 4.338%, 5/16/24 (United Kingdom)	28,052,000	28,023,905
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	8,914,000	8,715,345
BPCE SA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.24%), 6.394%, 9/12/23 (France)	69,767,000	69,811,899
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.57%), 5.407%, 1/14/25 (France)	24,822,000	24,567,498
BPCE SA 144A sr. unsec. notes 2.375%, 1/14/25 (France)	6,836,000	6,461,176
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	28,882,000	29,110,127
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.257%, 10/18/24 (Canada)	37,396,000	37,158,774
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.34%), 5.171%, 6/22/23 (Canada)	37,455,000	37,455,327
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	33,415,000	33,431,815
Citigroup, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.02%), 5.985%, 6/1/24	89,440,000	89,404,059
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 6.126%, 5/24/25	13,997,000	14,012,695
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 0.67%), 5.508%, 5/1/25	39,605,000	39,276,436
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	19,435,000	18,545,035
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	41,686,000	39,727,014
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 5.545%, 3/14/25 (Australia)	65,581,000	65,503,614
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	18,783,000	18,908,797
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.217%, 1/10/25 (Netherlands)	63,599,000	63,003,400
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.30%), 5.137%, 1/12/24 (Netherlands)	64,725,000	64,519,083
Cooperatieve Rabobank UA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.86%), 5.994%, 9/26/23 (Netherlands)	29,591,000	29,629,104
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	19,842,000	19,237,163
Credit Suisse Group AG sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 5.23%, 2/2/24	21,500,000	20,812,158
Credit Suisse Group AG sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.38%), 5.086%, 8/9/23	18,345,000	18,123,534
Credit Suisse Group AG 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.24%), 6.394%, 6/12/24 (Switzerland)	71,642,000	69,851,603
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	17,095,000	17,211,793
Danske Bank A/S 144A sr. unsec. notes 5.375%, 1/12/24 (Denmark)	45,956,000	45,522,507
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	15,564,000	15,654,499
DNB Bank ASA 144A sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 5.671%, 3/28/25 (Norway)	51,541,000	51,290,170
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (US SOFR + 0.43%), 5.179%, 5/21/24 (Canada)	41,990,000	41,746,090
Fifth Third Bancorp sr. unsec. notes 3.65%, 1/25/24	5,694,000	5,598,729
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	5,397,000	5,395,261
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	25,425,000	25,262,424
First-Citizens Bank & Trust Co. sr. unsec. sub. FRN 3.929%, 6/19/24	30,599,000	30,229,501
HSBC USA, Inc. sr. unsec. unsub. notes 5.625%, 3/17/25	57,650,000	58,024,552
Huntington National Bank (The) sr. unsec. FRN (US SOFR Compounded Index + 1.19%), 5.917%, 5/16/25	28,010,000	26,982,733
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	45,010,000	43,947,934
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	9,312,000	9,278,719
ING Groep NV sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.00%), 6.177%, 10/2/23 (Netherlands)	67,984,000	68,095,516
ING Groep NV sr. unsec. notes 4.10%, 10/2/23 (Netherlands)	14,066,000	13,979,421
Intesa Sanpaolo SpA company guaranty sr. unsec. notes 5.25%, 1/12/24 (Italy)	56,505,000	56,263,298
JPMorgan Chase & Co. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.89%), 6.163%, 7/23/24	49,091,000	49,096,808
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	48,144,000	48,355,400
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR Compounded Index + 0.34%), 5.18%, 1/3/24	53,877,000	53,218,370
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR Compounded Index + 0.32%), 5.125%, 6/14/24	22,540,000	22,069,184
KeyBank NA sr. unsec. FRN Ser. BKNT, (US SOFR Compounded Index + 0.34%), 1.417%, 1/3/24	45,440,000	44,970,660
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	13,996,000	13,524,304
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	8,095,000	7,900,588
Lloyds Banking Group PLC sr. unsec. unsub. FRN 0.695%, 5/11/24 (United Kingdom)	51,410,000	51,347,376
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.05%, 8/16/23 (United Kingdom)	37,836,000	37,635,764
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.31%), 6.132%, 3/21/25 (Australia)	19,285,000	19,370,198
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.86%), 6.128%, 7/26/23 (Japan)	81,217,000	81,262,836
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	19,015,000	19,114,656
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 4.788%, 7/18/25 (Japan)	18,706,000	18,537,357
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.063%, 9/12/25 (Japan)	9,390,000	9,341,836
Mizuho Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.99%), 6.201%, 7/10/24 (Japan)	36,970,000	36,974,744
Mizuho Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.63%), 5.588%, 5/25/24 (Japan)	36,473,000	36,471,015
Mizuho Financial Group, Inc. sr. unsec. FRN 1.241%, 7/10/24 (Japan)	42,382,000	42,014,647
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.00%), 6.154%, 9/11/24 (Japan)	8,907,000	8,911,335
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.217%, 1/12/25 (Australia)	70,891,000	70,537,263
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 5.189%, 8/6/24 (Canada)	36,500,000	36,317,099
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	19,104,000	18,740,633
NatWest Group PLC sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.55%), 6.684%, 6/25/24 (United Kingdom)	67,946,000	67,922,918
Nordea Bank ABP 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.94%), 5.893%, 8/30/23 (Finland)	13,772,000	13,779,026
Nordea Bank ABP 144A sr. unsec. notes 3.75%, 8/30/23 (Finland)	5,753,000	5,717,422
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	23,384,000	23,116,879
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 5.199%, 7/29/24 (Canada)	37,500,000	37,232,667
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 5.177%, 10/7/24 (Canada)	45,925,000	45,587,679
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 5.288%, 10/26/23 (Canada)	27,919,000	27,896,515
Santander Holdings USA, Inc. sr. unsec. notes 3.50%, 6/7/24	19,062,000	18,558,498
Santander UK PLC sr. unsec. unsub. notes 4.00%, 3/13/24 (United Kingdom)	7,750,000	7,650,696
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (ICE LIBOR USD 3 Month + 0.32%), 5.282%, 9/1/23 (Sweden)	57,957,000	57,963,778
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 0.55%, 9/1/23 (Sweden)	23,478,000	23,081,926
Societe Generale SA 144A sr. unsec. notes 3.875%, 3/28/24 (France)	36,745,000	35,947,363
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	24,181,000	23,816,452
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.80%), 6.06%, 10/16/23 (Japan)	32,710,000	32,763,409
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.86%), 6.125%, 7/19/23 (Japan)	13,534,000	13,536,968
Sumitomo Mitsui Financial Group, Inc. unsec. sub. notes Ser. REGS, 4.436%, 4/2/24 (Japan)	45,991,000	45,373,950
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	8,162,000	8,052,492
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	47,459,000	46,677,067
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 5.245%, 9/16/24 (Japan)	51,242,000	50,924,987
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	24,650,000	24,452,337
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 5.749%, 4/4/25 (Sweden)	28,103,000	27,985,131
Swedbank AB 144A sr. unsec. notes 1.30%, 6/2/23 (Sweden)	19,500,000	19,419,465
Swedbank AB 144A sr. unsec. notes 0.60%, 9/25/23 (Sweden)	9,653,000	9,457,643
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.36%), 5.135%, 3/4/24 (Canada)	3,470,000	3,457,197
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 5.148%, 9/10/24 (Canada)	36,820,000	36,537,815
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	32,870,000	33,177,631
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.91%), 5.702%, 3/8/24 (Canada)	25,919,000	25,926,714
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 0.45%, 9/11/23 (Canada)	11,127,000	10,908,659
Truist Bank sr. unsec. unsub. FRN Ser. BKNT, (US SOFR + 0.20%), 5.037%, 1/17/24	55,450,000	54,795,931
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	56,339,000	55,225,656
UBS Group AG 144A sr. unsec. FRN 1.008%, 7/30/24 (Switzerland)	67,279,000	66,339,697
UniCredit SpA 144A sr. unsec. unsub. notes 7.83%, 12/4/23 (Italy)	5,000,000	5,027,830
Wells Fargo & Co. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.90%), 5.777%, 5/17/23	9,100,000	9,098,894
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.406%, 10/30/25	8,728,000	8,350,613
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.035%, 11/18/24 (Australia)	43,562,000	43,362,854

		3,919,876,033
Basic materials (0.8%)
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	23,275,000	22,212,150
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	18,829,000	18,527,786
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.125%, 5/30/23	28,200,000	28,165,836
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	15,579,356
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	6,947,869

		91,432,997
Capital goods (1.7%)
Boeing Co. (The) sr. unsec. notes 2.80%, 3/1/24	24,525,000	24,027,271
Boeing Co. (The) sr. unsec. notes 1.95%, 2/1/24	23,317,000	22,666,709
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.27%), 5.071%, 9/13/24	18,650,000	18,564,767
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 1.00%), 5.836%, 4/5/24	23,666,000	23,635,911
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 5.562%, 12/13/24	23,389,000	23,173,465
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.415%, 12/14/23	28,067,000	28,049,846
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.50%), 5.295%, 6/14/23	37,423,000	37,425,642
Raytheon Technologies Corp. sr. unsec. notes 5.00%, 2/27/26	4,802,000	4,883,012

		182,426,623
Communication services (1.7%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	31,200,000	30,150,453
AT&T, Inc. sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.18%), 6.334%, 6/12/24	46,641,000	46,926,147
AT&T, Inc. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.64%), 5.48%, 3/25/24	43,033,000	42,953,506
Verizon Communications, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.10%), 5.964%, 5/15/25	62,297,000	62,703,338

		182,733,444
Conglomerates (0.4%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (US SOFR + 0.43%), 5.23%, 3/11/24 (Netherlands)	42,200,000	42,168,331

		42,168,331
Consumer cyclicals (3.0%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.84%), 5.65%, 4/1/25	14,280,000	14,238,689
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 5.37%, 4/1/24	24,200,000	24,133,063
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.097%, 8/12/24	37,400,000	37,186,844
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.84%), 5.646%, 5/4/23	10,615,000	10,615,111
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 0.75%, 3/1/24	20,110,000	19,387,830
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.29%), 5.091%, 9/13/24	47,610,000	47,249,844
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.33%), 5.167%, 1/11/24	55,600,000	55,454,131
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.95%), 5.733%, 6/7/24	51,319,000	51,419,944
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 3.35%, 5/13/25	29,488,000	28,557,735
Walmart, Inc. sr. unsec. unsub. notes 4.00%, 4/15/26	9,547,000	9,549,675
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 1.78%), 6.592%, 3/15/24	32,532,000	32,715,667

		330,508,533
Consumer finance (4.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. FRN (US SOFR + 0.68%), 5.52%, 9/29/23 (Ireland)	54,354,000	54,149,375
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.875%, 1/16/24 (Ireland)	32,093,000	31,830,085
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	17,388,000	17,281,361
Air Lease Corp. sr. unsec. sub. notes 3.875%, 7/3/23	32,315,000	32,213,306
American Express Co. sr. unsec. FRN (ICE LIBOR USD 3 Month + 0.75%), 5.546%, 8/3/23	20,359,000	20,361,561
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 5.71%, 3/4/25	21,663,000	21,659,750
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 5.409%, 5/3/24	42,046,000	42,058,614
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.23%), 4.919%, 11/3/23	37,415,000	37,309,228
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	6,644,000	6,690,342
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (ICE LIBOR USD 3 Month + 0.42%), 5.428%, 9/8/23	21,000,000	20,970,880
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (ICE LIBOR USD 3 Month + 0.37%), 5.229%, 5/10/23	69,262,000	69,252,390
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 1.35%), 6.066%, 5/9/25	28,010,000	27,760,093
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 0.69%), 5.482%, 12/6/24	47,215,000	46,220,652
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.25%, 5/15/23	14,600,000	14,591,384
General Motors Financial Co., Inc. sr. unsec. sub. FRN (US SOFR + 0.76%), 5.552%, 3/8/24	28,251,000	28,124,078

		470,473,099
Consumer staples (1.5%)
Conagra Brands, Inc. sr. unsec. unsub. notes 0.50%, 8/11/23	14,000,000	13,809,073
General Mills, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.01%), 6.27%, 10/17/23	41,578,000	41,700,093
Kenvue, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/22/25	28,433,000	28,913,216
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	35,759,000	34,427,528
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	13,931,000	13,526,221
Netflix, Inc. sr. unsec. notes 5.75%, 3/1/24	8,863,000	8,895,793
Starbucks Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.14%, 2/14/24	21,109,000	21,096,599

		162,368,523
Energy (0.4%)
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.20%), 5.073%, 8/11/23	42,293,000	42,290,769

		42,290,769
Financial (0.4%)
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	28,175,000	28,518,364
Mizuho Financial Group Cayman 3, Ltd. 144A company guaranty unsec. sub. notes 4.60%, 3/27/24 (Cayman Islands)	7,310,000	7,216,124
NatWest Markets PLC 144A sr. unsec. unsub. notes 2.375%, 5/21/23 (United Kingdom)	7,954,000	7,938,723

		43,673,211
Health care (2.0%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	7,651,000	7,723,424
AstraZeneca PLC sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.67%), 5.542%, 8/17/23 (United Kingdom)	36,320,000	36,344,249
Cigna Corp. company guaranty sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.89%), 6.15%, 7/15/23	64,462,000	64,486,984
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	21,000,000	20,622,463
Roche Holdings, Inc. 144A company guaranty sr. unsec. FRN (US SOFR + 0.33%), 5.13%, 9/11/23 (Switzerland)	32,790,000	32,793,819
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	14,000,000	13,630,092
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 5.367%, 10/18/24	14,025,000	14,021,607
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 5.227%, 10/18/23	33,326,000	33,280,195

		222,902,833
Insurance (6.1%)
AIG Global Funding 144A sr. unsub. FRN (US SOFR + 0.38%), 5.192%, 12/15/23	37,000,000	36,940,509
Athene Global Funding 144A FRN (ICE LIBOR USD 3 Month + 0.73%), 5.941%, 1/8/24	9,348,000	9,265,698
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.72%), 5.552%, 1/7/25	46,845,000	45,589,721
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.296%, 8/19/24	32,630,000	32,043,963
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 5.454%, 5/24/24	23,802,000	23,558,635
GA Global Funding Trust 144A FRN (US SOFR + 1.36%), 6.197%, 4/11/25	28,086,000	27,302,842
GA Global Funding Trust 144A FRN (US SOFR + 0.50%), 5.301%, 9/13/24	9,350,000	9,075,707
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 5.692%, 3/21/25	47,226,000	47,148,724
MassMutual Global Funding II 144A FRN (US SOFR + 0.36%), 5.197%, 4/12/24	74,780,000	74,616,681
MassMutual Global Funding II 144A FRN (US SOFR + 0.27%), 5.108%, 10/21/24	28,116,000	27,916,776
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (US SOFR + 0.30%), 5.14%, 9/27/24	19,850,000	19,715,536
Metropolitan Life Global Funding I 144A FRN (US SOFR + 0.32%), 5.157%, 1/7/24	27,300,000	27,208,190
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	32,401,000	32,546,334
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 5.732%, 3/21/25	19,175,000	19,168,354
Nationwide Mutual Insurance Co. 144A unsec. sub. FRN 7.156%, 12/15/24	7,737,000	7,714,482
New York Life Global Funding 144A FRN (US SOFR Compounded Index + 0.36%), 5.198%, 10/21/23	9,500,000	9,491,213
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.167%, 1/14/25	9,020,000	8,930,610
Northwestern Mutual Global Funding 144A FRN (US SOFR + 0.33%), 5.17%, 3/25/24	27,995,000	27,842,037
Pacific Life Global Funding II 144A company guaranty sr. notes 0.50%, 9/23/23	28,215,000	27,697,787
Pacific Life Global Funding II 144A FRN (US SOFR + 0.40%), 5.238%, 1/27/25	46,685,000	45,976,398
Pacific Life Global Funding II 144A unsec. FRN (US SOFR + 0.38%), 5.217%, 4/12/24	47,055,000	46,568,024
Principal Life Global Funding II 144A FRN (US SOFR + 0.45%), 5.287%, 4/12/24	28,000,000	27,938,932
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.137%, 8/23/24	18,615,000	18,515,473
Protective Life Global Funding 144A notes 0.631%, 10/13/23	12,701,000	12,409,915

		665,182,541
Investment banking/Brokerage (3.8%)
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.50%), 5.32%, 3/18/24	42,485,000	42,038,513
Deutsch Bank AG/New York, NY sr. unsec. unsub. FRN 2.222%, 9/18/24 (Germany)	17,182,000	16,830,779
Deutsche Bank AG sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.203%, 11/8/23 (Germany)	32,732,000	32,436,085
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	30,000,000	28,674,628
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	19,834,000	19,235,554
Deutsche Bank AG sr. unsec. unsub. notes 0.898%, 5/28/24 (Germany)	23,772,000	22,438,985
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.328%, 10/21/24	19,768,000	19,579,534
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.298%, 9/10/24	37,185,000	36,965,154
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.757%, 1/24/25	20,533,000	19,929,111
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 0.925%, 10/21/24	31,542,000	30,783,099
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	14,089,000	14,126,330
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 0.46%), 5.293%, 1/25/24	23,000,000	22,977,460
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 0.47%), 5.185%, 11/10/23	18,500,000	18,477,940
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	11,174,000	10,635,387
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (ICE LIBOR USD 3 Month + 1.22%), 6.063%, 5/8/24	62,439,000	62,442,980
Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, 2.72%, 7/22/25	18,109,000	17,468,575

		415,040,114
Real estate (1.1%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	10,450,000	9,970,336
Boston Properties, LP sr. unsec. unsub. notes 3.80%, 2/1/24(R)	38,198,000	37,361,926
Federal Realty Investment Trust sr. unsec. unsub. notes 3.95%, 1/15/24(R)	5,283,000	5,225,052
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 5.308%, 4/23/24	58,004,000	57,823,496
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	9,393,000	9,394,538

		119,775,348
Technology (0.4%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR + 0.25%), 5.09%, 10/1/24	11,205,000	11,127,655
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	14,180,000	14,331,060
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	18,765,000	17,765,746

		43,224,461
Utilities and power (3.3%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	9,840,000	9,530,365
American Electric Power Co., Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.48%), 5.779%, 11/1/23	38,906,000	38,844,021
American Electric Power Co., Inc. sr. unsec. unsub. notes 0.75%, 11/1/23	9,500,000	9,277,906
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (ICE LIBOR USD 3 Month + 0.53%), 5.396%, 9/15/23	23,938,000	23,917,582
Duke Energy Corp. sr. unsec. FRN (US SOFR + 0.25%), 5.048%, 6/10/23	18,629,000	18,625,997
Enbridge, Inc. company guaranty sr. unsec. notes 0.55%, 10/4/23 (Canada)	9,341,000	9,138,772
Enbridge, Inc. company guaranty sr. unsec. notes 5.969%, 3/8/26 (Canada)	33,424,000	33,507,694
Enbridge, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.63%), 5.357%, 2/16/24 (Canada)	23,380,000	23,315,889
Eversource Energy sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.25%), 4.974%, 8/15/23	18,600,000	18,582,700
Kinder Morgan, Inc. 144A company guaranty sr. unsec. notes 5.625%, 11/15/23	7,350,000	7,347,878
Mississippi Power Co. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.141%, 6/28/24	21,928,000	21,718,774
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.40%), 5.089%, 11/3/23	61,776,000	61,619,973
Southern Co. (The) sr. unsec. FRN (US SOFR Compounded Index + 0.37%), 5.083%, 5/10/23	56,269,000	56,262,552
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	23,370,000	21,943,667
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	9,189,000	8,981,168

		362,614,938

Total corporate bonds and notes (cost $7,341,772,007)		$7,296,691,798

COMMERCIAL PAPER (22.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
AES Corp. (The)	5.641	5/1/23	$60,000,000	$59,971,905
Alexandria Real Estate Equities, Inc.	5.110	5/4/23	24,000,000	23,980,084
Amcor Finance (USA), Inc.	5.306	5/30/23	30,000,000	29,854,533
Amcor Finance (USA), Inc.	5.282	5/25/23	9,680,000	9,640,644
Amcor Finance (USA), Inc.	5.272	5/19/23	20,000,000	19,937,420
Amcor Flexibles North America, Inc.	5.284	5/22/23	25,000,000	24,911,617
American Honda Finance Corp.	5.250	5/22/23	17,100,000	17,042,122
Arrow Electronics, Inc.	5.562	5/3/23	30,000,000	29,977,792
Arrow Electronics, Inc.	5.457	5/5/23	14,000,000	13,985,436
Arrow Electronics, Inc.	5.440	5/2/23	65,000,000	64,961,578
AT&T, Inc.	5.562	10/19/23	23,000,000	22,373,020
Autonation, Inc.	5.402	5/1/23	103,150,000	103,104,528
Aviation Capital Group, LLC	5.719	5/15/23	15,000,000	14,963,450
Aviation Capital Group, LLC	5.503	5/1/23	90,150,000	90,111,634
Baker Hughes Holdings, LLC	5.174	5/15/23	26,875,000	26,810,225
Banco Santander SA (Spain)	5.399	11/10/23	48,100,000	46,688,479
Bell Canada (Canada)	5.274	5/5/23	44,250,000	44,206,463
Berkshire Hathaway Energy Co.	5.115	5/3/23	21,850,000	21,834,745
BPCE SA (France)	4.267	9/8/23	26,150,000	25,644,731
Conagra Brands, Inc.	5.302	5/1/23	5,255,000	5,252,653
Constellation Brands, Inc.	5.537	5/19/23	38,500,000	38,377,288
Constellation Brands, Inc.	5.461	5/10/23	16,000,000	15,971,317
Constellation Brands, Inc.	5.407	5/5/23	19,000,000	18,980,309
Constellation Brands, Inc.	5.417	5/1/23	24,900,000	24,889,023
Crown Castle, Inc.	5.871	5/9/23	17,550,000	17,521,338
Crown Castle, Inc.	5.828	5/4/23	20,000,000	19,982,327
Crown Castle, Inc.	5.826	5/23/23	28,500,000	28,391,799
Dollar General Corp.	5.165	5/11/23	29,000,000	28,946,717
Energy Transfer LP	5.503	5/1/23	109,400,000	109,351,773
Evergy Missouri West, Inc.	5.221	5/11/23	10,000,000	9,981,627
Fiserv, Inc.	5.261	5/24/23	30,000,000	29,887,355
Fiserv, Inc.	5.214	5/16/23	20,000,000	19,948,630
Fiserv, Inc.	5.134	5/8/23	25,000,000	24,964,764
FMC Corp.	5.503	5/1/23	114,523,000	114,472,188
General Motors Financial Co., Inc.	5.400	6/20/23	13,250,000	13,141,463
General Motors Financial Co., Inc.	5.152	5/1/23	20,000,000	19,991,390
General Motors Financial Co., Inc.	4.273	6/22/23	14,000,000	13,880,907
Glencore Funding, LLC	5.292	5/9/23	20,000,000	19,968,778
Haleon UK Capital PLC (United Kingdom)	5.876	5/9/23	23,000,000	22,964,454
Haleon UK Capital PLC (United Kingdom)	5.430	6/1/23	19,175,000	19,077,035
Haleon UK Capital PLC (United Kingdom)	5.423	5/24/23	28,575,000	28,463,958
Humana, Inc.	5.679	5/1/23	22,460,000	22,450,112
Humana, Inc.	5.479	5/23/23	25,000,000	24,906,632
Humana, Inc.	5.479	5/22/23	18,350,000	18,284,258
Humana, Inc.	5.476	5/15/23	17,300,000	17,256,342
Humana, Inc.	5.324	5/25/23	24,000,000	23,903,034
Hyundai Capital America (South Korea)	5.303	5/26/23	29,275,000	29,155,893
International Flavors & Fragrances, Inc.	6.034	6/1/23	31,900,000	31,741,558
International Flavors & Fragrances, Inc.	6.030	5/25/23	12,500,000	12,451,053
International Flavors & Fragrances, Inc.	6.028	5/24/23	12,700,000	12,652,194
Intesa Sanpaolo Funding, LLC (Spain)	5.811	11/24/23	22,000,000	21,282,232
Intesa Sanpaolo Funding, LLC (Spain)	5.690	11/7/23	23,750,000	23,036,590
Keurig Dr Pepper, Inc.	5.208	5/12/23	21,700,000	21,658,573
Marriott International, Inc./MD	5.208	5/23/23	58,000,000	57,788,219
Marriott International, Inc./MD	5.193	5/12/23	23,000,000	22,953,346
Mondelez International, Inc.	5.158	5/15/23	30,000,000	29,928,232
Mondelez International, Inc.	5.140	5/9/23	25,225,000	25,186,169
National Grid PLC (United Kingdom)	5.249	5/23/23	24,400,000	24,311,855
NatWest Markets PLC (United Kingdom)	5.641	2/9/24	18,500,000	17,701,363
Oracle Corp.	5.141	5/11/23	19,400,000	19,364,433
Ovintiv, Inc.	6.085	6/1/23	17,900,000	17,806,022
Ovintiv, Inc.	5.810	5/9/23	28,850,000	28,802,680
Penske Truck Leasing Co.	5.272	5/8/23	18,000,000	17,974,255
Penske Truck Leasing Co.	5.217	5/4/23	20,000,000	19,982,970
Penske Truck Leasing Co.	5.190	5/11/23	31,000,000	30,941,935
Penske Truck Leasing Co.	5.166	5/12/23	25,000,000	24,949,445
Penske Truck Leasing Co.	5.166	5/9/23	15,000,000	14,976,345
PPG Industries, Inc.	5.226	5/11/23	20,000,000	19,963,730
Protective Life Corp.	5.222	5/10/23	22,000,000	21,962,365
Raytheon Technologies Corp.	4.449	5/12/23	23,400,000	23,352,980
Sempra Energy	5.196	5/9/23	9,700,000	9,684,964
Societe Generale SA (France)	5.806	11/13/23	40,000,000	38,768,160
Suncor Energy, Inc. (Canada)	5.480	5/4/23	15,000,000	14,987,427
Suncor Energy, Inc. (Canada)	5.424	5/3/23	20,000,000	19,986,036
Suncor Energy, Inc. (Canada)	5.354	5/11/23	18,000,000	17,966,928
Suncor Energy, Inc. (Canada)	5.324	5/17/23	10,000,000	9,972,846
Targa Resources Corp.	5.605	5/3/23	11,400,000	11,392,542
Targa Resources Corp.	5.604	5/2/23	18,750,000	18,740,208
Targa Resources Corp.	5.503	5/1/23	74,400,000	74,370,922
UDR, Inc.	5.324	5/3/23	25,000,000	24,982,545
Volvo Treasury AB (Sweden)	5.275	5/8/23	11,500,000	11,483,839
VW Credit, Inc.	5.155	5/15/23	30,000,000	29,927,382
Walt Disney Co. (The)	5.248	9/6/23	23,875,000	23,413,328
Westpac Banking Corp. (Australia)	4.690	9/13/23	41,125,000	40,306,188
WPP CP, LLC	5.212	5/5/23	40,000,000	39,960,878
WRKCo., Inc.	5.166	5/4/23	20,000,000	19,983,237

Total commercial paper (cost $2,418,453,574)				$2,417,059,744

ASSET-BACKED SECURITIES (3.9%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$8,144,507	$8,063,062
American Express Credit Account Master Trust FRB Ser. 18-7, Class A, (ICE LIBOR USD 1 Month + 0.36%), 5.308%, 2/17/26	39,000,000	38,996,400
AmeriCredit Automobile Receivables Trust Ser. 22-1, Class A3, 2.45%, 11/18/26	4,160,000	4,025,865
Capital One Multi-Asset Execution Trust FRB Ser. 17-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 5.528%, 7/15/27	57,731,000	57,722,288
Capital One Prime Auto Receivables Trust Ser. 20-1, Class A3, 1.60%, 11/15/24	1,463,700	1,454,789
CarMax Auto Owner Trust
Ser. 22-4, Class A2A, 5.34%, 12/15/25	10,000,000	9,984,320
Ser. 22-2, Class A3, 3.49%, 2/16/27	14,000,000	13,692,980
Ser. 19-3, Class A3, 2.18%, 8/15/24	343,636	343,309
Ser. 20-1, Class A3, 1.89%, 12/16/24	2,870,034	2,848,343
Ser. 20-3, Class A3, 0.62%, 3/17/25	4,274,652	4,218,577
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	13,000,000	12,742,730
Ser. 21-P4, Class A3, 1.31%, 1/11/27	34,305,000	32,511,617
First Investors Auto Owner Trust 144A Ser. 22-1A, Class A, 2.03%, 1/15/27	6,442,594	6,270,210
Ford Credit Auto Owner Trust
Ser. 22-C, Class A2A, 4.52%, 4/15/25	9,161,557	9,123,601
Ser. 20-A, Class A3, 1.04%, 8/15/24	3,115,885	3,100,187
Ford Credit Auto Owner Trust 144A Ser. 18-2, Class A, 3.47%, 1/15/30	12,955,000	12,902,952
Ford Credit Floorplan Master Owner Trust Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	30,420,517
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	14,801,829	14,704,803
General Motors Financial Floorplan Owner Revolving Trust 144A Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	26,115,538
GM Financial Consumer Automobile Receivables Trust
Ser. 22-2, Class A3, 3.10%, 2/16/27	15,000,000	14,542,547
Ser. 20-4, Class A3, 0.38%, 8/18/25	1,272,520	1,242,729
Golden Credit Card Trust 144A Ser. 18-4A, Class A, 3.44%, 8/15/25	1,250,000	1,242,201
Honda Auto Receivables Owner Trust
Ser. 22-2, Class A2, 3.81%, 3/18/25	6,669,470	6,615,538
Ser. 20-2, Class A3, 0.82%, 7/15/24	1,988,436	1,969,997
Ser. 20-3, Class A3, 0.37%, 10/18/24	3,896,346	3,826,937
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.77%, 5/7/24	27,489,733	26,898,622
Nissan Auto Receivables Owner Trust Ser. 20-B, Class A3, 0.55%, 7/15/24	2,456,960	2,448,373
Santander Consumer Auto Receivables Trust 144A Ser. 20-BA, Class A4, 0.54%, 4/15/25	894,775	893,159
Santander Drive Auto Receivables Trust
Ser. 22-6, Class A2, 4.37%, 5/15/25	8,847,641	8,815,189
Ser. 22-4, Class A2, 4.05%, 7/15/25	8,664,449	8,630,138
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.214%, 5/29/23	55,586,000	55,586,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.62%, 1/25/46	427,980	424,975
Toyota Auto Receivables Owner Trust
Ser. 20-B, Class A3, 1.36%, 8/15/24	4,807,820	4,778,122
Ser. 21-C, Class A2, 0.20%, 5/15/24	198,716	198,275
Volkswagen Auto Loan Enhanced Trust
Ser. 20-1, Class A3, 0.98%, 11/20/24	1,619,189	1,602,252
Ser. 21-1, Class A2, 0.49%, 10/21/24	1,160,938	1,155,134

Total asset-backed securities (cost $434,914,495)		$430,112,276

CERTIFICATES OF DEPOSIT (2.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC/NY FRN (United Kingdom)	5.680	11/28/23	$45,000,000	$45,097,210
BNP Paribas SA/New York, NY (France)	4.170	9/7/23	44,000,000	43,788,501
Canadian Imperial Bank of Commerce/New York, NY	4.020	8/23/23	46,750,000	46,562,272
Citibank, NA	5.000	9/26/23	23,000,000	22,940,679
Credit Suisse AG/New York, NY FRN	5.349	1/19/24	23,750,000	23,328,005
Nordea Bank ABP/New York, NY FRN	5.420	8/14/23	28,000,000	28,029,126
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	5.720	11/21/23	34,700,000	34,784,975
Wells Fargo Bank, NA FRN	5.430	4/5/24	49,170,000	49,187,598

Total certificates of deposit (cost $294,370,000)				$293,718,366

MORTGAGE-BACKED SECURITIES (2.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$789	$788
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	56,805	59,088
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	19,636	20,473
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	5,589	5,537
REMICs Ser. 3611, PO, zero %, 7/15/34	18,416	15,842
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (ICE LIBOR USD 1 Month + 0.50%), 5.52%, 8/25/40	204,086	200,103
REMICs FRB Ser. 06-74, Class FL, (ICE LIBOR USD 1 Month + 0.35%), 5.37%, 8/25/36	158,138	155,854
REMICs FRB Ser. 05-63, Class FC, (ICE LIBOR USD 1 Month + 0.25%), 5.27%, 10/25/31	240,411	237,431
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	4,059	3,861
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	11,921	11,435
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	4,644	4,570

		714,982
Residential mortgage-backed securities (non-agency) (2.6%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (ICE LIBOR USD 1 Month + 0.87%), 5.89%, 7/25/34	288,649	282,585
FRB Ser. 05-R11, Class M2, (ICE LIBOR USD 1 Month + 0.71%), 5.725%, 1/25/36	1,253,452	1,244,011
FRB Ser. 05-R9, Class M1, (ICE LIBOR USD 1 Month + 0.71%), 5.725%, 11/25/35	5,477,117	5,352,005
Angel Oak Mortgage Trust 144A Ser. 19-5, Class A1, 2.593%, 10/25/49(WAC)	737,275	706,997
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	251,427	249,239
Angel Oak Mortgage Trust LLC 144A Ser. 20-3, Class A1, 1.691%, 4/25/65(WAC)	10,140,952	9,233,337
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49(WAC)	3,674,640	3,403,491
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	4,816,193	4,434,758
Bear Stearns Asset Backed Securities I Trust FRB Ser. 07-HE7, Class 1A1, (ICE LIBOR USD 1 Month + 1.00%), 6.02%, 10/25/37	69,663	69,542
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 5.31%, 1/25/70	8,516,139	8,417,735
Ser. 19-1, Class A1C, 3.50%, 3/25/58	1,188,926	1,158,890
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	3,437,775	3,227,971
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60(WAC)	5,131,530	4,755,374
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49(WAC)	3,724,399	3,341,441
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (ICE LIBOR USD 1 Month + 0.19%), 5.21%, 6/25/37	3,769,431	3,549,786
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class A, 0.898%, 6/25/36(WAC)	5,041,587	4,779,233
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class A, 0.801%, 2/25/31(WAC)	7,473,963	7,253,997
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	2,875,387	2,674,110
COLT Mortgage Loan Trust 144A Ser. 21-HX1, Class A1, 1.11%, 10/25/66(WAC)	18,465,754	14,878,972
Countrywide Asset-Backed Certificates FRB Ser. 05-BC3, Class M4, (ICE LIBOR USD 1 Month + 1.50%), 6.52%, 6/25/35	92,654	92,442
Credit Suisse Mortgage Capital Certificates 144A
Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	6,500,000	6,156,015
FRB Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	861,699	844,915
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	8,496,919	7,881,572
CSMC Trust 144A Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	3,388,650	3,245,122
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	2,903,625	2,707,632
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	1,370,519	1,232,097
Encore Credit receivables Trust FRB Ser. 05-4, Class M3, (ICE LIBOR USD 1 Month + 0.71%), 5.725%, 1/25/36	2,296,443	2,244,502
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (ICE LIBOR USD 1 Month + 0.75%), 5.77%, 3/25/30	4,852,965	4,829,942
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.92%, 7/25/24	1,384,974	1,409,495
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.60%), 7.62%, 5/25/24	487,037	493,895
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	22,537,950	22,023,589
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (ICE LIBOR USD 1 Month + 0.87%), 5.89%, 9/25/34	39,199	39,068
FRB Ser. 05-FF9, Class A4, (ICE LIBOR USD 1 Month + 0.72%), 5.74%, 10/25/35	67,446	67,328
FRB Ser. 06-FF3, Class A2C, (ICE LIBOR USD 1 Month + 0.58%), 5.60%, 2/25/36	2,315,824	2,297,225
FRB Ser. 06-FF7, Class 1A, (ICE LIBOR USD 1 Month + 0.28%), 5.30%, 5/25/36	3,218,147	3,140,553
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	2,637,057	2,498,009
GCAT Trust 144A Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	2,308,152	2,179,246
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	1,472,238	1,345,605
GSAA Home Equity Trust FRB Ser. 06-2, Class 2A4, (ICE LIBOR USD 1 Month + 0.62%), 5.64%, 12/25/35	3,109,872	2,869,336
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (ICE LIBOR USD 1 Month + 0.23%), 5.48%, 10/25/46	158,676	153,820
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (ICE LIBOR USD 1 Month + 0.46%), 5.71%, 4/25/36	1,533,580	1,523,985
FRB Ser. 06-4, Class 1A1, (ICE LIBOR USD 1 Month + 0.16%), 5.34%, 8/25/36	1,016,347	1,007,484
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	8,019,568	7,410,650
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 6.048%, 1/17/38	7,465,841	7,447,189
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (ICE LIBOR USD 1 Month + 0.28%), 5.30%, 1/25/37	2,593,902	2,570,614
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	795,362	767,935
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (ICE LIBOR USD 1 Month + 0.98%), 5.995%, 4/25/35	1,153,493	1,120,442
FRB Ser. 04-1, Class M1, (ICE LIBOR USD 1 Month + 0.75%), 5.77%, 2/25/34	263,588	249,959
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (ICE LIBOR USD 1 Month + 0.58%), 5.60%, 12/25/35	193,282	191,895
MFA Trust 144A Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	6,439,865	5,655,451
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 3/25/65(WAC)	1,380,735	1,262,048
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (ICE LIBOR USD 1 Month + 0.57%), 5.59%, 12/25/35	2,979,031	2,920,098
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (ICE LIBOR USD 1 Month + 0.32%), 5.34%, 4/25/37	4,235,743	4,108,386
New Century Home Equity Loan Trust FRB Ser. 05-C, Class A2D, (ICE LIBOR USD 1 Month + 0.68%), 5.70%, 12/25/35	454,441	450,639
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (ICE LIBOR USD 1 Month + 0.75%), 5.77%, 1/25/48	3,758,710	3,625,083
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	2,058,890	1,887,384
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	1,220,174	1,104,258
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60(WAC)	1,131,617	983,508
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60(WAC)	11,901,903	10,022,734
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (ICE LIBOR USD 1 Month + 0.90%), 5.92%, 1/25/60	466,528	447,880
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M1B, (ICE LIBOR USD 1 Month + 1.95%), 6.97%, 2/25/29 (Bermuda)	3,851,475	3,813,384
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS6, Class M4, (ICE LIBOR USD 1 Month + 0.98%), 5.995%, 6/25/35	160,178	159,570
FRB Ser. 05-EFC4, Class M4, (ICE LIBOR USD 1 Month + 0.59%), 5.905%, 9/25/35	1,484,368	1,469,558
FRB Ser. 06-EFC2, Class A4, (ICE LIBOR USD 1 Month + 0.22%), 5.24%, 12/25/36	719,121	689,430
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (ICE LIBOR USD 1 Month + 0.75%), 6.145%, 2/25/35	1,276,225	1,229,516
FRB Ser. 06-KS3, Class M1, (ICE LIBOR USD 1 Month + 0.33%), 5.515%, 4/25/36	1,463,296	1,409,131
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59(WAC)	199,868	195,820
Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	1,455,082	1,423,224
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (ICE LIBOR USD 1 Month + 0.48%), 3.30%, 1/25/36	3,032,925	2,944,994
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62(WAC)	2,784,499	2,540,766
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	94,042	90,894
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (ICE LIBOR USD 1 Month + 0.47%), 5.725%, 11/25/35	2,873,341	2,794,294
FRB Ser. 06-OPT1, Class 2A4, (ICE LIBOR USD 1 Month + 0.27%), 5.56%, 3/25/36	1,413,324	1,382,889
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67(WAC)	7,943,858	7,432,947
Ser. 21-4, Class A1, 1.162%, 8/25/56(WAC)	9,066,972	7,602,544
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	5,375,864	4,638,115
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (ICE LIBOR USD 1 Month + 0.72%), 5.74%, 9/25/35	2,176,943	2,123,555
Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 06-OPT1, Class A5, (ICE LIBOR USD 1 Month + 0.26%), 5.28%, 4/25/36	40,365	40,242
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (ICE LIBOR USD 1 Month + 0.66%), 5.68%, 2/25/35	840,583	837,825
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (ICE LIBOR USD 1 Month + 0.93%), 5.95%, 5/25/35	1,528,627	1,524,861
FRB Ser. 06-WF1, Class M4, (ICE LIBOR USD 1 Month + 0.65%), 5.665%, 2/25/36	741,004	736,719
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	5,707,061	5,363,542
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 6.02%, 5/25/58	566,625	561,708
FRB Ser. 19-HY1, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 6.02%, 10/25/48	4,430,072	4,422,586
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62(WAC)	6,095,261	5,880,165
Ser. 18-1, Class A1, 3.00%, 1/25/58(WAC)	3,506,662	3,403,027
Ser. 17-3, Class A1, 2.75%, 7/25/57(WAC)	2,138,042	2,079,117
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	4,665,762	4,509,943
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	1,941,719	1,852,808
Ser. 19-4, Class A1, 2.642%, 11/25/59	3,792,497	3,625,923
Ser. 20-1, Class A1, 2.417%, 1/25/60	850,792	802,754
Ser. 20-5, Class A1, 1.218%, 5/25/65	5,398,382	4,944,186
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, (ICE LIBOR USD 1 Month + 1.01%), 6.025%, 11/25/35	188,837	188,368

		284,236,909

Total mortgage-backed securities (cost $304,605,980)		$284,951,891

REPURCHASE AGREEMENTS (0.9%)(a)
	Principal amount	Value
Interest in $75,000,000 tri-party term repurchase agreement dated 4/28/2023 with BNP Paribas, 4.980% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.350% to 9.250% and due dates ranging from 3/15/2024 to perpetual maturity, valued at $78,783,133) (France)(IR)(EG)	$75,000,000	$75,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/28/2023 with RBC Capital Markets, LLC, 5.030% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.875% to 7.500% and due dates ranging from 1/15/2026 to 6/1/2077, valued at $26,261,576) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $100,000,000)		$100,000,000

MUTUAL FUNDS (0.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.98%(AFF)	70,612,153	$70,612,153

Total mutual funds (cost $70,612,153)		$70,612,153

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal Home Loan Banks unsec. bonds	4.875	6/14/24	$21,915,000	$21,926,826

Total U.S. government agency obligations (cost $21,970,733)				$21,926,826
TOTAL INVESTMENTS

Total investments (cost $10,986,698,942)				$10,915,073,054

	Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,957,283,985.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$317,337,926	$246,725,773	$747,571	$70,612,153

	Total Short-term investments	$—	$317,337,926	$246,725,773	$747,571	$70,612,153
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.0%
	Canada	8.3
	France	4.9
	United Kingdom	4.8
	Japan	4.4
	Australia	2.9
	Netherlands	2.7
	Switzerland	2.1
	Sweden	1.6
	Spain	1.1
	Germany	1.1
	Ireland	0.9
	Norway	0.6
	Denmark	0.6
	Italy	0.6
	Other	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,044,709 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$430,112,276	$—
Certificates of deposit	—	293,718,366	—
Commercial paper	—	2,417,059,744	—
Corporate bonds and notes	—	7,296,691,798	—
Mortgage-backed securities	—	284,951,891	—
Mutual funds	—	70,612,153	—
Repurchase agreements	—	100,000,000	—
U.S. government agency obligations	—	21,926,826	—

Totals by level	$—	$10,915,073,054	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com